Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
CURRENT
Cash and cash equivalents	$ 855.2	$ 1,280.9
Financial investments	409.8	1,743.4
Trade accounts receivable, net	149.4	318.0
Derivative financial instruments	1.4	5.4
Customer and commercial financing		1.2
Collateralized accounts receivable	4.0	218.5
Contract assets	461.9	358.0
Inventories	1,304.4	2,507.0
Guarantee deposits	0.1	339.9
Income tax and social contribution	90.5	95.3
Other assets	120.1	203.4
Current assets	3,396.8	7,071.0
Assets held for sale	5,174.6
Total current assets	8,571.4	7,071.0
NON-CURRENT
Financial investments	14.9	183.5
Derivative financial instruments	0.7	4.1
Customer and commercial financing		10.5
Collateralized accounts receivable	13.6	17.4
Guarantee deposits	0.5	9.8
Deferred income tax and social contribution	0.7	21.6
Other assets	61.8	105.6
Non-current assets excluding investments,property, plant and equipment and intangible assets	92.2	352.5
Investments	8.1	6.3
Property, plant and equipment, net	968.9	1,964.7
Intangible assets, net	894.1	1,898.8
Right of use	37.8
Total non-current assets	2,001.1	4,222.3
TOTAL ASSETS	10,572.5	11,293.3
CURRENT
Trade accounts payable	358.0	892.1
Lease liability	5.0
Loans and financing	14.9	179.3
Recourse and non-recourse debt	4.0	324.0
Other payables	162.5	288.4
Contract liabilities	649.1	1,045.4
Derivative financial instruments	4.5	8.1
Taxes and payroll charges payable	54.9	68.4
Income tax and social contribution	42.6	48.0
Financial guarantee and residual value		51.0
Dividends payable	1.4	5.0
Unearned income	2.0	2.0
Provision	103.1	116.9
Current Liabilities	1,402.0	3,028.6
Liabilities held for sale	4,984.0
Total Current Liabilities	6,386.0	3,028.6
NON-CURRENT
Lease liability	33.6
Loans and financing	76.1	3,468.4
Recourse and non-recourse debt	13.6	17.4
Other payables	12.7	28.6
Contract liabilities	34.3	198.2
Taxes and payroll charges payable	13.4	58.2
Deferred income tax and social contribution	272.3	254.0
Financial guarantee and residual value guarantees	0.0	101.1
Unearned income	16.1	73.2
Provision	99.8	125.5
Total non-current liabilities	571.9	4,324.6
TOTAL LIABILITIES	6,957.9	7,353.2
SHAREHOLDERS' EQUITY
Capital	1,551.6	1,551.6
Treasury shares	(26.5)	(31.4)
Revenue reserves	2,110.0	2,433.7
Share-based remuneration	37.4	37.4
Accumulated other comprehensive loss	(154.8)	(145.6)
Shareholder's equity excluding non-controlling interest	3,517.7	3,845.7
Non-controlling interests	96.9	94.4
TOTAL SHAREHOLDERS' EQUITY	3,614.6	3,940.1
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 10,572.5	$ 11,293.3